Common shares	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
9. Common shares

The Company is authorized to issue an unlimited number of common shares, of which the following are issued and outstanding:

	# of shares	$ value
As at December 31, 2012	39,554,959	$56,623,686
Transactions during the year ended December 31, 2013:
Conversion of Preferred Shares (note 10 (i))	2,000,000	3,256,400
Issued on exercise of stock options	16,667	13,234
Issued on exercise of US$ Warrants (see (i))	846,700	1,064,222
Transfer from contributed capital upon exercise of stock options	-	8,279
Transfer from fair value of US$ Warrants upon exercise (note 13 (ii))	-	374,500
As at December 31, 2013	42,418,326	61,340,321
Transactions during the year ended December 31, 2014:
Issued on exercise of stock options	482,665	288,066
Issued on exercise of US$ Warrants (see (i))	2,057,852	2,735,995
Transfer from contributed capital upon exercise of stock options	-	147,125
Transfer from fair value of US$ Warrants upon exercise (note 13)	-	1,280,800
As at December 31, 2014	44,958,843	65,792,307
Transactions during the year ended December 31, 2015:
Issued on exercise of stock options	347,266	335,946
Conversion of preferred shares (note 10 (ii))	8,000,000	232,600
Value assigned to acquisition of intellectual property (note 10 (ii))	-	18,448,000
Transfer from contributed capital upon exercise of stock options	-	242,700
As at December 31, 2015	53,306,109	85,051,553

(i)	US$ Warrants to purchase common shares

In 2012, NXT conducted private placement financings (the "2012 Financings", for proceeds of $3,183,132) which consisted of units issued at a price of US $0.75 (the "Units"). Each Unit consisted of one NXT common share and one warrant (the "US$ Warrants") to purchase an additional NXT common share at a price of US $1.20 for a term of two years from the date of issue. Including 244,816 finder's warrants issued, a total of 4,502,821 US$ Warrants were issued in the 2012 Financings.

The following is a continuity of the US$ Warrants that were issued in the 2012 Financings and which had expiry dates in March and May 2014:

		exercise
	# of US$	proceeds
	warrants	received
Outstanding as at January 1, 2012	-	-
Issued in the 2012 Financings	4,502,821	-
US$ Warrants exercised in 2013	(846,700)	$1,064,222
Outstanding as at December 31, 2013	3,656,121	1,064,222
Activity in 2014:
US$ Warrants exercised in 2014	(2,057,852)	2,735,995
US$ Warrants expired in 2014	(1,598,269)	-
Outstanding as at December 31, 2014	-	$3,800,217